Cover	Nov. 10, 2025
Cover [Abstract]
Entity Registrant Name	Leafbuyer Technologies Inc.
Entity Central Index Key	0001643721
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 10, 2025
Entity Ex Transition Period	false
Entity File Number	333-206745
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	38-3944821
Entity Address Address Line 1	6888 S Clinton Street
Entity Address Address Line 2	Suite 301
Entity Address City Or Town	Greenwood Village
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80112
City Area Code	720
Local Phone Number	235-0099
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	LBUY